Vanguard® U.S. Minimum Volatility ETF
Schedule of Investments (unaudited)
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Basic Materials (0.6%)
	NewMarket Corp.	1,008	647
Consumer Discretionary (15.2%)
*	O'Reilly Automotive Inc.	1,604	1,744
	TJX Cos. Inc.	16,140	1,600
	Electronic Arts Inc.	11,182	1,560
	Marcus Corp.	104,638	1,535
	McDonald's Corp.	5,117	1,496
*	Stride Inc.	24,225	1,448
	Murphy USA Inc.	3,224	1,344
	Walmart Inc.	22,866	1,340
*	Instructure Holdings Inc.	37,241	854
	Laureate Education Inc.	62,299	835
*	AutoZone Inc.	150	451
*	Grand Canyon Education Inc.	3,222	434
	Rollins Inc.	6,185	273
*	Atlanta Braves Holdings Inc. Class C	4,985	195
*	Deckers Outdoor Corp.	212	190
*	Atlanta Braves Holdings Inc. Class A	3,499	147
*	Ollie's Bargain Outlet Holdings Inc.	1,825	146
	Graham Holdings Co. Class B	139	98
*	Daily Journal Corp.	259	88
*	QuinStreet Inc.	5,290	77
*	Madison Square Garden Sports Corp.	278	52
*	Adtalem Global Education Inc.	690	34
*	Cars.com Inc.	1,820	33
			15,974
Consumer Staples (11.3%)
	McKesson Corp.	3,219	1,678
	Church & Dwight Co. Inc.	13,979	1,400
	Procter & Gamble Co.	8,744	1,390
	General Mills Inc.	16,374	1,051
	Cencora Inc.	4,457	1,050
	Colgate-Palmolive Co.	11,422	988
	Flowers Foods Inc.	22,518	505
	Hershey Co.	2,612	491
	Mondelez International Inc. Class A	6,241	456
	Altria Group Inc.	9,873	404
	Kellanova	7,259	400
	Kimberly-Clark Corp.	3,244	393
	John B Sanfilippo & Son Inc.	3,799	389
	Hormel Foods Corp.	10,283	363
	J & J Snack Foods Corp.	1,521	221

		Shares	Market Value ($000)
	Universal Corp.	4,044	194
	Oil-Dri Corp. of America	2,294	164
	Coca-Cola Co.	1,837	110
	Lancaster Colony Corp.	358	74
	Reynolds Consumer Products Inc.	2,198	65
	PepsiCo Inc.	363	60
			11,846
Energy (3.4%)
	Exxon Mobil Corp.	9,682	1,012
*	Gulfport Energy Corp.	5,915	840
	Chevron Corp.	5,195	790
	Williams Cos. Inc.	16,329	587
	Kinder Morgan Inc.	12,617	219
	Phillips 66	1,074	153
			3,601
Financials (9.9%)
	CME Group Inc.	7,286	1,605
	Cboe Global Markets Inc.	7,984	1,533
	Safety Insurance Group Inc.	14,286	1,174
	White Mountains Insurance Group Ltd.	628	1,109
	First Financial Corp.	20,955	780
	AMERISAFE Inc.	12,581	664
	Progressive Corp.	3,365	638
	Travelers Cos. Inc.	2,225	492
	Arthur J Gallagher & Co.	1,738	424
	RLI Corp.	2,688	394
*	Columbia Financial Inc.	21,294	356
	Waterstone Financial Inc.	27,675	350
*	Enstar Group Ltd.	610	188
	Donegal Group Inc. Class A	13,137	184
	Great Southern Bancorp Inc.	2,945	154
*	Berkshire Hathaway Inc. Class B	334	137
	Horace Mann Educators Corp.	3,515	127
*	Greenlight Capital Re Ltd. Class A	4,452	56
*	Blue Foundry Bancorp	4,591	43
	Employers Holdings Inc.	921	42
	City Holding Co.	194	19
			10,469
Health Care (14.1%)
	AbbVie Inc.	9,592	1,689
	Johnson & Johnson	9,870	1,593
	Eli Lilly & Co.	2,113	1,592
	Merck & Co. Inc.	11,226	1,427
	Chemed Corp.	1,818	1,138
	UnitedHealth Group Inc.	2,229	1,100
	HealthStream Inc.	36,797	1,004
	Gilead Sciences Inc.	13,676	986
	Cardinal Health Inc.	8,036	900
	Bristol-Myers Squibb Co.	17,668	897
*	Regeneron Pharmaceuticals Inc.	695	671
	Amgen Inc.	2,315	634
*	Prestige Consumer Healthcare Inc.	8,014	558
*	Exelixis Inc.	10,973	240
*	Merrimack Pharmaceuticals Inc.	10,843	159
*	Incyte Corp.	1,485	87
	National HealthCare Corp.	717	71
*	Neurocrine Biosciences Inc.	327	43

		Shares	Market Value ($000)
*	Vertex Pharmaceuticals Inc.	96	40
*	Theravance Biopharma Inc.	2,954	28
			14,857
Industrials (9.0%)
*	FTI Consulting Inc.	8,163	1,689
*	Kirby Corp.	19,195	1,684
	Northrop Grumman Corp.	3,078	1,419
	Lockheed Martin Corp.	3,121	1,337
*	OSI Systems Inc.	7,465	979
	Cass Information Systems Inc.	12,982	627
	Matson Inc.	4,363	484
	Overseas Shipholding Group Inc. Class A	50,836	309
	Accenture plc Class A	789	296
	Ennis Inc.	11,637	236
	Miller Industries Inc.	4,551	205
*	Huron Consulting Group Inc.	1,197	117
	General Dynamics Corp.	218	60
	AptarGroup Inc.	377	53
			9,495
Real Estate (1.1%)
*	Equity Commonwealth	59,399	1,118
Technology (21.9%)
*	CommVault Systems Inc.	18,672	1,787
	International Business Machines Corp.	9,409	1,741
	Texas Instruments Inc.	9,850	1,648
	Roper Technologies Inc.	2,885	1,572
	NetApp Inc.	15,875	1,415
	Amdocs Ltd.	13,840	1,262
	Apple Inc.	6,691	1,209
	Broadcom Inc.	901	1,172
	Dolby Laboratories Inc. Class A	12,803	1,037
*	Blackbaud Inc.	12,208	845
*	Insight Enterprises Inc.	4,425	832
*	Veeco Instruments Inc.	21,284	771
	Microsoft Corp.	1,835	759
*	N-Able Inc.	53,764	724
	Analog Devices Inc.	3,759	721
*	Alphabet Inc. Class A	5,160	714
*	Cirrus Logic Inc.	7,683	705
*	Yelp Inc.	17,986	691
*	Parsons Corp.	6,102	492
*	Alphabet Inc. Class C	3,369	471
	NVE Corp.	4,479	374
	Meta Platforms Inc. Class A	718	352
	Leidos Holdings Inc.	2,625	336
	Hewlett Packard Enterprise Co.	16,057	245
*	Agilysys Inc.	3,040	237
*	CCC Intelligent Solutions Holdings Inc.	18,058	211
	Immersion Corp.	30,988	209
	Sapiens International Corp. NV	5,350	165
	PC Connection Inc.	1,297	86
	Applied Materials Inc.	316	64
*	Akamai Technologies Inc.	492	55
*	TrueCar Inc.	12,780	44
*	NetScout Systems Inc.	1,945	42

		Shares	Market Value ($000)
	Micron Technology Inc.	322	29
			23,017
Telecommunications (7.3%)
*	IDT Corp. Class B	43,299	1,611
	T-Mobile US Inc.	9,632	1,573
	Verizon Communications Inc.	33,926	1,358
	Cisco Systems Inc.	25,537	1,235
	InterDigital Inc.	11,357	1,215
	Spok Holdings Inc.	18,139	326
	Shenandoah Telecommunications Co.	10,649	199
	Iridium Communications Inc.	2,848	83
	ATN International Inc.	1,740	58
	Motorola Solutions Inc.	85	28
			7,686
Utilities (5.6%)
	Republic Services Inc.	9,157	1,681
	Waste Management Inc.	6,516	1,340
	MGE Energy Inc.	13,519	854
	Duke Energy Corp.	6,154	565
	Consolidated Edison Inc.	6,006	524
	WEC Energy Group Inc.	5,189	407
	Northwestern Energy Group Inc.	4,609	221
	Spire Inc.	1,860	110
	Northwest Natural Holding Co.	1,787	66
	Chesapeake Utilities Corp.	574	59
	DTE Energy Co.	358	39
	CMS Energy Corp.	527	30
			5,896
Total Common Stocks (Cost $93,820)			104,606
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1]	Vanguard Market Liquidity Fund, 5.400% (Cost $506)	5,056	506
Total Investments (99.9%) (Cost $94,326)			105,112
Other Assets and Liabilities—Net (0.1%)			79
Net Assets (100%)			105,191
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	March 2024	16	408	27

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 29, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.